Securities	12 Months Ended
Dec. 31, 2014
Securities [Abstract]
Securities
Securities

The following tables present the amortized cost, the gross unrealized gains and losses and the fair value of securities at Dec. 31, 2014, 2013 and 2012.

Securities at Dec. 31, 2014	Amortized cost	Gross unrealized		Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$19,592	$420	$15	$19,997
U.S. Government agencies	342	3	2	343
State and political subdivisions	5,176	95	24	5,247
Agency RMBS	32,568	357	325	32,600
Non-agency RMBS	942	37	26	953
Other RMBS	1,551	25	25	1,551
Commercial MBS	1,927	39	7	1,959
Agency commercial MBS	3,105	36	9	3,132
Asset-backed CLOs	2,128	9	7	2,130
Other asset-backed securities	3,241	5	6	3,240
Foreign covered bonds	2,788	80	—	2,868
Corporate bonds	1,747	45	7	1,785
Other debt securities	19,224	231	2	19,453	(a)
Equity securities	94	1	—	95
Money market funds	763	—	—	763
Non-agency RMBS (b)	1,747	471	4	2,214
Total securities available-for-sale (c)	$96,935	$1,854	$459	$98,330
Held-to-maturity:
U.S. Treasury	5,047	32	16	5,063
U.S. Government agencies	344	—	3	341
State and political subdivisions	24	1	1	24
Agency RMBS	14,006	200	44	14,162
Non-agency RMBS	153	9	2	160
Other RMBS	315	2	8	309
Commercial MBS	13	—	—	13
Other securities	1,031	24	—	1,055
Total securities held-to-maturity	$20,933	$268	$74	$21,127
Total securities	$117,868	$2,122	$533	$119,457

(a)	Includes $17.3 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.

(b)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(c)
Includes gross unrealized gains of $60 million and gross unrealized losses of $282 million recorded in accumulated other comprehensive income primarily related to agency RMBS that were transferred from available-for-sale to held-to-maturity in 2013. The unrealized gains and losses will be amortized into net interest revenue over the estimated lives of the securities.

Securities at Dec. 31, 2013	Amortized cost	Gross unrealized		Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$13,363	$94	$605	$12,852
U.S. Government agencies	937	16	5	948
State and political subdivisions	6,706	60	92	6,674
Agency RMBS	25,564	307	550	25,321
Non-agency RMBS	1,148	44	50	1,142
Other RMBS	2,299	43	57	2,285
Commercial MBS	2,324	60	27	2,357
Agency commercial MBS	1,822	1	34	1,789
Asset-backed CLOs	1,551	11	—	1,562
Other asset-backed securities	2,894	6	9	2,891
Foreign covered bonds	2,798	73	—	2,871
Corporate bonds	1,808	32	25	1,815
Other debt securities	13,077	91	18	13,150	(a)
Equity securities	18	1	—	19
Money market funds	938	—	—	938
Non-agency RMBS (b)	2,131	567	3	2,695
Total securities available-for-sale (c)	$79,378	$1,406	$1,475	$79,309
Held-to-maturity:
U.S. Treasury	3,324	28	84	3,268
U.S. Government agencies	419	—	13	406
State and political subdivisions	44	—	—	44
Agency RMBS	14,568	20	236	14,352
Non-agency RMBS	186	10	3	193
Other RMBS	466	3	20	449
Commercial MBS	16	1	—	17
Other securities	720	—	6	714
Total securities held-to-maturity	$19,743	$62	$362	$19,443
Total securities	$99,121	$1,468	$1,837	$98,752

(a)	Includes $11.4 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.

(b)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(c)
Includes gross unrealized gains of $74 million and gross unrealized losses of $343 million recorded in accumulated other comprehensive income primarily related to agency RMBS that were transferred from available-for-sale to held-to-maturity in 2013. The unrealized gains and losses will be amortized into net interest revenue over the estimated lives of the securities.

Securities at Dec. 31, 2012	Amortized cost	Gross unrealized		Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$17,539	$467	$3	$18,003
U.S. Government agencies	1,044	30	—	1,074
State and political subdivisions	6,039	112	29	6,122
Agency RMBS	33,355	846	8	34,193
Non-agency RMBS	1,491	55	87	1,459
Other RMBS	2,850	53	109	2,794
Commercial MBS	3,031	153	45	3,139
Asset-backed CLOs	1,285	7	10	1,282
Other asset-backed securities	2,123	11	3	2,131
Foreign covered bonds	3,596	122	—	3,718
Corporate bonds	1,525	63	3	1,585
Other debt securities	11,516	276	—	11,792	(a)
Equity securities	23	4	—	27
Money market funds	2,190	—	—	2,190
Non-agency RMBS (b)	2,520	594	4	3,110
Total securities available-for-sale	$90,127	$2,793	$301	$92,619
Held-to-maturity:
U.S. Treasury	1,011	59	—	1,070
State and political subdivisions	67	2	—	69
Agency RMBS	5,879	139	1	6,017
Non-agency RMBS	236	10	8	238
Other RMBS	983	36	52	967
Commercial MBS	26	—	1	25
Other securities	3	—	—	3
Total securities held-to-maturity	$8,205	$246	$62	$8,389
Total securities	$98,332	$3,039	$363	$101,008

(a)	Includes $9.4 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.

(b)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

The following table presents the gross securities gains, losses and impairments.

Net securities gains (losses)
(in millions)	2014	2013	2012
Realized gross gains	$114	$186	$296
Realized gross losses	(4)	(10)	(10)
Recognized gross impairments	(19)	(35)	(124)
Total net securities gains	$91	$141	$162

Temporarily impaired securities

At Dec. 31, 2014, substantially all of the unrealized losses on the investment securities portfolio were attributable to credit spreads widening since purchase or otherwise relate to an increase in interest rates from date of purchase to the date they were transferred to held-to-maturity.  Specifically, $282 million of the unrealized losses at Dec. 31, 2014 and $343 million at Dec. 31, 2013 reflected in the available-for-sale sections of the tables below relate to certain securities (primarily agency RMBS) that were transferred in 2013 from available-for-sale to held-to-maturity.  The unrealized losses will be amortized into net interest revenue over the estimated lives of the securities.  The transfer created a new cost basis for the securities.  As a result, if these securities have experienced unrealized losses since the date of transfer, the corresponding fair value and unrealized losses would be reflected in the held-to-maturity sections of the following tables.  We do not intend to sell these securities and it is not more likely than not that we will have to sell these securities.
The following tables show the aggregate related fair value of investments with a continuous unrealized loss position for less than 12 months and those that have been in a continuous unrealized loss position for 12 months or more.

Temporarily impaired securities at Dec. 31, 2014	Less than 12 months		12 months or more		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
U.S. Treasury	$6,049	$15	$—	$—	$6,049	$15
U.S. Government agencies	32	—	100	2	132	2
State and political subdivisions	410	18	393	6	803	24
Agency RMBS	3,385	13	5,016	312	8,401	325
Non-agency RMBS	143	1	382	25	525	26
Other RMBS	—	—	449	25	449	25
Commercial MBS	175	1	394	6	569	7
Agency commercial MBS	719	1	550	8	1,269	9
Asset-backed CLOs	1,376	7	—	—	1,376	7
Other asset-backed securities	1,078	2	539	4	1,617	6
Corporate bonds	51	—	230	7	281	7
Other debt securities	2,536	2	—	—	2,536	2
Non-agency RMBS (a)	42	1	34	3	76	4
Total securities available-for-sale (b)	$15,996	$61	$8,087	$398	$24,083	$459
Held-to-maturity:
U.S. Treasury	$1,066	$6	$1,559	$10	$2,625	$16
U.S. Government agencies	—	—	340	3	340	3
State and political subdivisions	5	1	—	—	5	1
Agency RMBS	551	3	3,808	41	4,359	44
Non-agency RMBS	40	—	33	2	73	2
Other RMBS	—	—	219	8	219	8
Total securities held-to-maturity	$1,662	$10	$5,959	$64	$7,621	$74
Total temporarily impaired securities	$17,658	$71	$14,046	$462	$31,704	$533

(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(b)
Includes gross unrealized losses for 12 months or more of $282 million recorded in accumulated other comprehensive income primarily related to agency RMBS that were transferred from available-for-sale to held-to-maturity in 2013. The unrealized gains and losses will be amortized into net interest revenue over the estimated lives of the securities.

Temporarily impaired securities at Dec. 31, 2013	Less than 12 months		12 months or more		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
U.S. Treasury	$7,719	$605	$—	$—	$7,719	$605
U.S. Government agencies	97	5	—	—	97	5
State and political subdivisions	2,374	55	222	37	2,596	92
Agency RMBS	12,011	226	83	324	12,094	550
Non-agency RMBS	102	7	592	43	694	50
Other RMBS	93	14	614	43	707	57
Commercial MBS	517	21	174	6	691	27
Agency commercial MBS	1,390	34	—	—	1,390	34
Other asset-backed securities	1,529	9	38	—	1,567	9
Corporate bonds	612	25	—	—	612	25
Other debt securities	2,976	18	—	—	2,976	18
Non-agency RMBS (a)	59	1	22	2	81	3
Total securities available-for-sale (b)	$29,479	$1,020	$1,745	$455	$31,224	$1,475
Held-to-maturity:
U.S. Treasury	$2,278	$84	$—	$—	$2,278	$84
U.S. Government agencies	406	13	—	—	406	13
Agency RMBS	12,639	236	—	—	12,639	236
Non-agency RMBS	10	—	65	3	75	3
Other RMBS	—	—	261	20	261	20
Other securities	641	6	—	—	641	6
Total securities held-to-maturity	$15,974	$339	$326	$23	$16,300	$362
Total temporarily impaired securities	$45,453	$1,359	$2,071	$478	$47,524	$1,837

(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(b)
Includes gross unrealized losses for 12 months or more of $343 million recorded in accumulated other comprehensive income primarily related to agency RMBS that were transferred from available-for-sale to held-to-maturity in 2013. The unrealized gains and losses will be amortized into net interest revenue over the estimated lives of the securities.

The following table shows the maturity distribution by carrying amount and yield (on a tax equivalent basis) of our investment securities portfolio at Dec. 31, 2014.

Maturity distribution and yield on investment securities at Dec. 31, 2014	U.S. Treasury		U.S. Government agencies		State and political subdivisions		Other bonds, notes and debentures		Mortgage/ asset-backed and equity securities
(dollars in millions)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Total
Securities available-for-sale:
One year or less	$1,002	0.65%	$160	1.85%	$372	1.39%	$7,041	0.82%	$—	—%	$8,575
Over 1 through 5 years	12,322	0.85	183	1.84	2,990	2.23	14,582	1.03	—	—	30,077
Over 5 through 10 years	2,160	2.54	—	—	1,648	3.73	2,473	2.39	—	—	6,281
Over 10 years	4,513	3.12	—	—	237	1.94	10	2.22	—	—	4,760
Mortgage-backed securities	—	—	—	—	—	—	—	—	42,409	2.67	42,409
Asset-backed securities	—	—	—	—	—	—	—	—	5,370	1.05	5,370
Equity securities (b)	—	—	—	—	—	—	—	—	858	—	858
Total	$19,997	1.53%	$343	1.84%	$5,247	2.63%	$24,106	1.10%	$48,637	2.45%	$98,330
Securities held-to-maturity:
One year or less	$150	0.28%	$—	—%	$1	2.37%	$—	—%	$—	—%	$151
Over 1 through 5 years	3,207	1.24	233	1.03	—	—	803	0.58	—	—	4,243
Over 5 through 10 years	1,690	2.18	111	1.61	8	7.04	228	1.29	—	—	2,037
Over 10 years	—	—	—	—	15	3.77	—	—	—	—	15
Mortgage-backed securities	—	—	—	—	—	—	—	—	14,487	2.69	14,487
Total	$5,047	1.53%	$344	1.22%	$24	4.88%	$1,031	0.74%	$14,487	2.69%	$20,933

(a)	Yields are based upon the amortized cost of securities.

(b)	Includes money market funds.

Other-than-temporary impairment

We routinely conduct periodic reviews of all securities using economic models to identify and evaluate each investment security to determine whether OTTI has occurred. Various inputs to the economic models are used to determine if an unrealized loss on securities is other-than-temporary. For example, the most significant inputs related to non-agency RMBS are:

•
Default rate - the number of mortgage loans expected to go into default over the life of the transaction, which is driven by the roll rate of loans in each performance bucket that will ultimately migrate to default; and

•	Severity - the loss expected to be realized when a loan defaults.

To determine if an unrealized loss is other-than-temporary, we project total estimated defaults of the underlying assets (mortgages) and multiply that calculated amount by an estimate of realizable value upon sale of these assets in the marketplace (severity) in order to determine the projected collateral loss. In determining estimated default rate and severity assumptions, we review the performance of the underlying securities, industry studies, market forecasts, as well as our view of the economic outlook affecting collateral. We also evaluate the current credit enhancement underlying the bond to determine the impact on cash flows. If we determine that a given security will be subject to a write-down or loss, we record the expected credit loss as a charge to earnings.

The table below shows the projected weighted-average default rates and loss severities for the 2007, 2006 and late 2005 non-agency RMBS and the securities previously held in the Grantor Trust that we established in connection with the restructuring of our investment securities portfolio in 2009, at Dec. 31, 2014 and Dec. 31, 2013.

Projected weighted-average default rates and loss severities
	Dec. 31, 2014		Dec. 31, 2013
	Default rate	Severity	Default rate	Severity
Alt-A	38%	58%	40%	57%
Subprime	55%	74%	58%	71%
Prime	23%	42%	22%	42%

The following table provides net pre-tax securities gains (losses) by type.

Net securities gains (losses)
(in millions)	2014	2013	2012
U.S. Treasury	$25	$60	$83
Non-agency RMBS	17	(1)	(68)
State and political subdivisions	13	13	—
U.S. Government agencies	7	—	—
Corporate bonds	4	4	29
Foreign covered bonds	3	8	7
Sovereign debt	2	2	96
European floating rate notes	1	8	(34)
Commercial MBS	1	16	11
Other	18	31	38
Total net securities gains	$91	$141	$162

The following table reflects investment securities credit losses recorded in earnings. The beginning balance represents the credit loss component for which OTTI occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairments have occurred. The deductions represent credit losses on securities that have been sold, are required to be sold, or for which it is our intention to sell.

Debt securities credit loss roll forward
(in millions)	2014	2013
Beginning balance as of Jan. 1	$119	$288
Add: Initial OTTI credit losses	2	23
Subsequent OTTI credit losses	10	12
Less: Realized losses for securities sold	38	204
Ending balance as of Dec. 31	$93	$119
Pledged assets

At Dec. 31, 2014, BNY Mellon had pledged assets of $99 billion, including $74 billion pledged as collateral for potential borrowings at the Federal Reserve Discount Window. The components of the assets pledged at Dec. 31, 2014 included $90 billion of securities, $6 billion of loans, $2 billion of trading assets and $1 billion of interest-bearing deposits with banks.

If there has been no borrowing at the Federal Reserve Discount Window, the Federal Reserve generally allows banks to freely move assets in and out of their pledged assets account to sell or repledge the assets for other purposes.  BNY Mellon regularly moves assets in and out of its pledged asset account at the Federal Reserve.

At Dec. 31, 2013, BNY Mellon had pledged assets of $81 billion, including $64 billion pledged as collateral for potential borrowing at the Federal Reserve Discount Window. The components of the assets pledged at Dec. 31, 2013 included $70 billion of securities, $5 billion of trading assets, $5 billion of loans and $1 billion of interest-bearing deposits with banks.

At Dec. 31, 2014 and Dec. 31, 2013, pledged assets included $9 billion and $5 billion, respectively, for which the recipients were permitted to sell or repledge the assets delivered.

We also obtain securities as collateral including receipts under resale agreements, securities borrowed, derivative contracts and custody agreements on terms which permit us to sell or repledge the securities to others.  At Dec. 31, 2014 and Dec. 31, 2013, the market value of the securities received that can be sold or repledged was $47 billion and $31 billion, respectively. We routinely sell or repledge these securities through delivery to third parties. As of Dec. 31, 2014 and Dec. 31, 2013, the market value of securities collateral sold or repledged was $19 billion and $13 billion, respectively.